Cost of Sales	12 Months Ended
Dec. 31, 2025
Cost Of Sales Abstract
COST OF SALES

NOTE 18 – COST OF SALES

Cost of sales as of December 31, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Direct labor	$1,719,388	$1,940,773	$1,600,909
Direct materials	13,930,350	12,294,288	10,428,628
Direct manufacturing overhead	1,466,025	1,359,577	1,338,927
Outsourced products	868,001	10,713,360	1,931,385
Total	$17,983,764	$26,307,998	$15,299,849